Subordinated liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Subordinated liabilities
Schedule of subordinated liabilities

	2021	2020
	£m	£m
Dated loan capital	8,051	8,530
Undated loan capital	259	1,287
Preference shares	119	145
	8,429	9,962

Schedule of issuances and redemptions

	Capital	2021	2020
New issue	treatment	£m	£m
NatWest Group plc
£1,000 million 3.622% dated notes 2030 (callable between May 2025 to August 2025)	Tier 2	—	996
US$850 million 3.032% dated notes 2035 (callable November 2030)	Tier 2	—	634
£1000 million 2.105% dated notes 2031 (callable between August 2026 to November 2026)	Tier 2	996	—
€750 million 1.043% dated notes 2032 (callable between June 2027 to September 2027)	Tier 2	638	—
		1,634	1,630

Redemptions
NatWest Group plc
US$2,250 million 6.13% dated notes 2022 (partial redemption)	Tier 2	226	499
US$1,000 million 6.10% dated notes 2023 (partial redemption)	Tier 2	57	358
US$2,000 million 7.5% dated notes 2020	Tier 2	—	1,528
US$762 million 7.648% undated notes (partial redemption)	Ineligible	45	497
US$106 million floating rate undated notes (callable on any interest payment date)	Ineligible	77	—
US$2,650 million 8.625% dated notes 2021 (callable August 2021) (1)	Tier 2	1,914	—
US$2,250 million 5.125% dated notes 2024 (partial redemption)	Tier 2	729	—
US$2,000 million 6% dated notes 2023 (partial redemption)	Tier 2	436	—
		3,484	2,882

NatWest Markets Plc
US$125.6 million floating rate notes 2020	Tier 2	—	97
€145.6 million floating rate dated notes 2023 (partial redemption)	Tier 2	20	—
£31 million 7.38% notes (partial redemption)	Tier 2	29	—
£19 million 5.63% notes (partial redemption)	Tier 2	20	—
		69	97

National Westminister Bank Plc
£300 million 6.5% subordinated notes 2021 (not callable)	Tier 2	300	—
€10 million floating rate notes (callable quarterly)	Upper Tier 2	9	—
€178 million floating rate notes (callable quarterly)	Upper Tier 2	152	—
US$193 million floating rate notes (callable semi-annually)	Upper Tier 2	138	—
US$229 million floating rate notes (callable semi-annually)	Upper Tier 2	167	—
US$285 million floating rate notes (callable semi-annually)	Upper Tier 2	201	—
£35 million 11.5% notes (callable December 2022) (partial redemption)	Upper Tier 2	3	—
£140 million 9% cumulative preference shares of £1 (not callable)	Tier 1	24	—
		994	—

NWM N.V. and subsidiaries
US$650 million 6.425% dated notes 2043 (partial redemption)	Ineligible	73	187
€15 million 6.00% notes 2020	Tier 2	—	11
		73	198